FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05459
                                   ---------

                          TEMPLETON GLOBAL INCOME FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
        -------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 08/31
                         -----

Date of reporting period: 11/30/04
                          --------

ITEM 1. SCHEDULE OF INVESTMENTS.




TEMPLETON GLOBAL INCOME FUND

QUARTERLY STATEMENT OF INVESTMENTS
NOVEMBER 30, 2004

--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ..................................................  2

Notes to Statement of Investments .........................................  6

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                    Franklin  o  TEMPLETON  o  Mutual Series


                                          Quarterly Statement of Investments | 1

TEMPLETON GLOBAL INCOME FUND

STATEMENT OF INVESTMENTS, NOVEMBER 30, 2004 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT(a)       VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS 94.6%
AUSTRALIA 5.9%
New South Wales Treasury Corp.,
   6.50%, 5/01/06 ........................................................................          15,781,000 AUD      $ 12,397,853
   8.00%, 3/01/08 ........................................................................           6,200,000 AUD         5,173,958
   6.00%, 5/01/12 ........................................................................          10,200,000 AUD         8,133,179
Queensland Treasury Corp.,
   6.00%, 7/14/09 ........................................................................           4,100,000 AUD         3,260,569
   6.00%, 8/14/13 ........................................................................          56,500,000 AUD        45,418,168
                                                                                                                        ------------
                                                                                                                          74,383,727
                                                                                                                        ------------
AUSTRIA 2.4%
Republic of Austria,
   5.50%, 10/20/07 .......................................................................          15,900,000 EUR        22,805,454
   5.00%, 7/15/12 ........................................................................           4,580,000 EUR         6,686,020
                                                                                                                        ------------
                                                                                                                          29,491,474
                                                                                                                        ------------
BELGIUM 2.9%
Kingdom of Belgium,
   8.50%, 10/01/07 .......................................................................          19,718,000 EUR        30,362,135
   5.00%, 9/28/12 ........................................................................           3,840,000 EUR         5,602,097
                                                                                                                        ------------
                                                                                                                          35,964,232
                                                                                                                        ------------
BRAZIL .6%
Republic of Brazil, DCB, L, FRN, 3.125%, 4/15/12 .........................................           8,147,712             7,623,203
                                                                                                                        ------------
CANADA 2.3%
Government of Canada,
   8.75%, 12/01/05 .......................................................................           5,050,000 CAD         4,507,822
   6.00%, 6/01/11 ........................................................................          26,263,000 CAD        24,509,367
                                                                                                                        ------------
                                                                                                                          29,017,189
                                                                                                                        ------------
COLOMBIA .5%
Republic of Colombia, 11.75%, 2/25/20 ....................................................           4,735,000             5,951,185
                                                                                                                        ------------
DENMARK 1.7%
Kingdom of Denmark,
   6.00%, 11/15/11 .......................................................................          15,500,000 DKK         3,192,653
   5.00%, 11/15/13 .......................................................................          92,320,000 DKK        18,000,021
                                                                                                                        ------------
                                                                                                                          21,192,674
                                                                                                                        ------------
FINLAND 2.7%
Government of Finland, 5.00%, 7/04/07 ....................................................          19,300,000 EUR        27,222,178
Government of Finland, 5.00%, 4/25/09 ....................................................           4,390,000 EUR         6,318,188
                                                                                                                        ------------
                                                                                                                          33,540,366
                                                                                                                        ------------
FRANCE 1.8%
Government of France,
   4.00%, 4/25/09 ........................................................................          12,000,000 EUR        16,623,481
   4.25%, 4/25/19 ........................................................................           4,000,000 EUR         5,420,744
                                                                                                                        ------------
                                                                                                                          22,044,225
                                                                                                                        ------------
GERMANY 3.0%
Federal Republic of Germany, 4.00%, 2/16/07 ..............................................          26,920,000 EUR        36,965,680
                                                                                                                        ------------


2 | Quarterly Statement of Investments

TEMPLETON GLOBAL INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT(a)           VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
GREECE .5%
Republic of Greece, 4.60%, 5/20/13 ..................................................                4,560,000 EUR      $  6,411,102
                                                                                                                        ------------
HUNGARY 1.5%
Government of Hungary,
   9.25%, 5/12/05 ...................................................................              127,000,000 HUF           686,256
   8.50%, 10/12/05 ..................................................................            3,342,000,000 HUF        17,924,882
   7.00%, 4/12/06 ...................................................................              110,000,000 HUF           579,132
                                                                                                                        ------------
                                                                                                                          19,190,270
                                                                                                                        ------------
INDONESIA 5.7%
Indonesia Government, 11.00%, 10/15/14 ..............................................           13,000,000,000 IDR         1,502,583
Indonesia Recapital Bonds,
   14.00%, 6/15/09 ..................................................................           49,141,000,000 IDR         6,292,780
   13.15%, 3/15/10 ..................................................................          188,975,000,000 IDR        23,805,597
   14.25%, 6/15/13 ..................................................................           50,150,000,000 IDR         6,781,393
   14.275%, 12/15/13 ................................................................          237,966,000,000 IDR        32,455,921
                                                                                                                        ------------
                                                                                                                          70,838,274
                                                                                                                        ------------
IRISH REPUBLIC 1.3%
Republic of Ireland, 4.25%, 10/18/07 ................................................               11,500,000 EUR        15,985,874
                                                                                                                        ------------
MEXICO 1.1%
United Mexican States, 144A, 7.50%, 3/08/10 .........................................                8,800,000 EUR        13,534,143
                                                                                                                        ------------
NETHERLANDS 2.1%
Government of Netherlands, 5.75%, 2/15/07 ...........................................               18,169,000 EUR        25,835,322
                                                                                                                        ------------
NEW ZEALAND 7.7%
Government of New Zealand,
   7.00%, 7/15/09 ...................................................................               56,280,000 NZD        41,932,382
   6.00%, 11/15/11 ..................................................................               36,973,000 NZD        26,497,889
   6.50%, 4/15/13 ...................................................................               37,581,000 NZD        27,827,135
                                                                                                                        ------------
                                                                                                                          96,257,406
                                                                                                                        ------------
NORWAY 1.8%
Kingdom of Norway, 6.75%, 1/15/07 ...................................................              126,500,000 NOK        22,477,531
                                                                                                                        ------------
PERU .2%
Republic of Peru, 9.875%, 2/06/15 ...................................................                1,800,000             2,106,000
                                                                                                                        ------------
PHILIPPINES 1.7%
Republic of Philippines,
   9.00%, 2/15/13 ...................................................................                5,500,000             5,584,425
   Reg S, 9.125%, 2/22/10 ...........................................................               11,200,000 EUR        15,493,338
                                                                                                                        ------------
                                                                                                                          21,077,763
                                                                                                                        ------------
POLAND 5.8%
Republic of Poland,
   8.50%, 11/12/06 ..................................................................              100,860,000 PLN        32,970,199
   8.50%, 5/12/07 ...................................................................               68,700,000 PLN        22,709,919
   6.00%, 5/24/09 ...................................................................               55,000,000 PLN        16,966,581
                                                                                                                        ------------
                                                                                                                          72,646,699
                                                                                                                        ------------
RUSSIA 1.9%
Russian Federation, 11.00%, 7/24/18, Reg S ..........................................               17,771,000            24,072,330
                                                                                                                        ------------


                                          Quarterly Statement of Investments | 3

TEMPLETON GLOBAL INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                           PRINCIPAL AMOUNT(a)              VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
SINGAPORE .4%
Republic of Singapore, 4.00%, 3/01/07 ......................................                    8,500,000 SGD           $  5,455,748
                                                                                                                        ------------
SLOVAK REPUBLIC 3.2%
Republic of Slovak, Strip, 3.922% - 4.142%, 1/14/07 ........................                1,264,000,000 SKK             39,409,171
                                                                                                                        ------------
SOUTH AFRICA .2%
Republic of South Africa, 5.25%, 5/16/13 ...................................                    2,000,000 EUR              2,792,855
                                                                                                                        ------------
SOUTH KOREA 12.4%
Republic of Korea, 6.15%, 7/10/07 ..........................................               10,000,000,000 KRW             10,296,290
Korea Treasury Bonds,
   4.50%, 3/05/06 ..........................................................               19,500,000,000 KRW             19,073,120
   4.50%, 9/03/06 ..........................................................               29,790,000,000 KRW             29,272,902
   6.90%, 1/16/07 ..........................................................               41,010,000,000 KRW             42,333,700
   5.77%, 10/09/07 .........................................................               39,640,000,000 KRW             40,647,201
   4.75%, 3/12/08 ..........................................................                8,075,000,000 KRW              8,118,822
   5.00%, 3/26/13 ..........................................................                5,000,000,000 KRW              5,227,611
                                                                                                                        ------------
                                                                                                                         154,969,646
                                                                                                                        ------------
SPAIN 2.1%
Government of Spain,
   8.80%, 4/30/06 ..........................................................                   13,342,000 EUR             19,302,510
   5.00%, 7/30/12 ..........................................................                    4,850,000 EUR              7,074,340
                                                                                                                        ------------
                                                                                                                          26,376,850
                                                                                                                        ------------
SWEDEN 9.4%
Kingdom of Sweden,
   3.50%, 4/20/06 ..........................................................                  246,055,000 SEK             37,156,759
   8.00%, 8/15/07 ..........................................................                   59,250,000 SEK              9,980,358
   6.50%, 5/05/08 ..........................................................                  100,400,000 SEK             16,575,100
   5.25%, 3/15/11 ..........................................................                  273,300,000 SEK             44,173,033
   5.50%, 10/08/12 .........................................................                   62,060,000 SEK             10,210,094
                                                                                                                        ------------
                                                                                                                         118,095,344
                                                                                                                        ------------
THAILAND 5.6%
Government of Thailand,
   8.50%, 10/14/05 .........................................................                  396,215,000 THB             10,579,639
   8.00%, 12/08/06 .........................................................                1,453,680,000 THB             40,685,521
   5.60%, 7/07/07 ..........................................................                  499,730,000 THB             13,702,479
   4.125%, 2/12/08 .........................................................                  178,700,000 THB              4,655,880
   8.50%, 12/08/08 .........................................................                   31,000,000 THB                937,668
                                                                                                                        ------------
                                                                                                                          70,561,187
                                                                                                                        ------------
UKRAINE 2.7%
Republic of Ukraine,
   144A, 6.875%, 3/04/11 ...................................................                    6,020,000                  5,912,844
   144A, 7.65%, 6/11/13 ....................................................                   21,700,000                 21,965,174
   FRN, 5.36%, 8/05/09 .....................................................                    5,300,000                  5,353,000
                                                                                                                        ------------
                                                                                                                          33,231,018
                                                                                                                        ------------
UNITED KINGDOM .1%
United Kingdom, 8.50%, 7/16/07 .............................................                      811,000 GBP              1,701,913
                                                                                                                        ------------


4 | Quarterly Statement of Investments

TEMPLETON GLOBAL INCOME FUND

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 PRINCIPAL AMOUNT(a)      VALUE
------------------------------------------------------------------------------------------------------------------------------------
LONG TERM INVESTMENTS (CONT.)
VENEZUELA 3.4%
Republic of Venezuela,
   9.25%, 9/15/27 ..........................................................................        36,005,000        $   37,456,542
   FRN, 3.09%, 4/20/11 .....................................................................         5,550,000             5,033,156
                                                                                                                      --------------
                                                                                                                          42,489,698
                                                                                                                      --------------
TOTAL LONG TERM INVESTMENTS (COST $965,414,332) ............................................                           1,181,690,099
                                                                                                                      --------------

                                                                                                 ----------------
                                                                                                 SHARES/PRINCIPAL
                                                                                                     AMOUNT(a)
                                                                                                 ----------------
SHORT TERM INVESTMENTS 2.2%
NORWAY .9%
Norwegian Treasury Bill, 1.987%, 6/15/05 ...................................................        75,000,000 NOK        12,116,024
                                                                                                                      --------------
UNITED STATES 1.3%
MONEY FUND
Franklin Institutional Fiduciary Trust Money Market Portfolio ..............................        16,092,866            16,092,866
                                                                                                                      --------------
TOTAL SHORT TERM INVESTMENTS (COST $26,882,068) ............................................                              28,208,890
                                                                                                                      --------------
TOTAL INVESTMENTS (COST $992,296,400) 96.8% ................................................                           1,209,898,989
OTHER ASSETS, LESS LIABILITIES 3.2% ........................................................                              39,362,154
                                                                                                                      --------------
NET ASSETS 100.0% ..........................................................................                          $1,249,261,143
                                                                                                                      ==============

CURRENCY ABBREVIATIONS: | AUD - Australian Dollar | CAD - Canadian Dollar | DKK
                          - Danish Krone | EUR - Euro | GBP - British Pound | HUF - Hungarian Forint | IDR - Indonesian Rupiah |
                          KRW - Korean Won | NOK - Norwegian Krone | NZD - New Zealand Dollar | PLN - Polish Zloty | SEK - Swedish Krona | SGD - Singapore Dollar | SKK - Slovak Koruna | THB - Thai Baht

(a)   The principal amount is stated in U.S. dollars unless otherwise indicated.


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 5

TEMPLETON GLOBAL INCOME FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Templeton Global Income Fund (the Fund) is registered under the Investment Company Act of 1940 as a closed-end, non-diversified investment company.

1. INCOME TAXES

At November 30, 2004 the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

Cost of investments ..................................          $ 1,006,834,587
                                                                ---------------
Unrealized appreciation ..............................          $   204,018,231
Unrealized depreciation ..............................                 (953,829)
                                                                ---------------
Net unrealized appreciation (depreciation) ...........          $   203,064,402
                                                                ===============

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


6 | Quarterly Statement of Investments

ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certifications pursuant to Section 30a-2 of the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.




                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INCOME FUND

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JIMMY D. GAMBILL
  -----------------------
     Jimmy D. Gambill
     Chief Executive Officer -
     Finance and Administration
Date January 20, 2005



By /s/GALEN G. VETTER
   ------------------------------
      Galen G. Vetter
      Chief Financial Officer
Date  January 20, 2005